Summary of significant accounting policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term Investments	¥ 13,343,754	$ 2,093,926	¥ 37,688,535
Prepayments, receivables and other current assets, net	3,957,975	621,093	3,913,165
Investment securities and other investments	¥ 18,634,493	$ 2,924,159	4,260,564
Financial Asset Past Due
Loans receivable, non-accrual status upon reaching, number of days	90 days
Maximum
Short-term Investment Maturity Term	12 months
Reclassification of Interest Receivable | Adjustment
Short-term Investments			290,966
Prepayments, receivables and other current assets, net			(290,966)
Reclassification of Long-term Time Deposits | Adjustment
Investment securities and other investments			¥ 3,460,000